UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska          68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:   10/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Gratio Values Fund
PORTFOLIO OF INVESTMENTS
October 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 81.9%
	CHEMICALS - 1.8%
200	Innophos Holdings, Inc.	$ 3,870

	COMMERCIAL SERVICES - 2.4%
200	Weight Watchers International, Inc.	5,302

	DIVERSIFIED FINANCIAL SERVICES - 5.0%
900	Cowen Group, Inc. *	6,795
279	Virtus Investment Partners, Inc. *	4,090
		10,885
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.6%
400	Graham Corp.	5,668

	ENGINEERING & CONSTRUCTION - 1.9%
230	Tutor Perini Corp. *	4,060

	HEALTHCARE-PRODUCTS - 0.4%
30	SurModics, Inc. *	768

	HEALTHCARE-SERVICES - 3.7%
550	Birner Dental Management Services, Inc.	7,975

	HOLDING COMPANIES-DIVERSIFIED - 3.9%
2,200	Resource America, Inc.	8,492

	INSURANCE - 9.0%
6	Berkshire Hathaway, Inc. *	19,698

	INTERNET - 7.9%
400	Akamai Technologies, Inc. *	8,800
93	j2 Global Communications, Inc. *	1,902
300	NutriSystem, Inc.	6,456
		17,158
	INVESTMENT COMPANIES - 8.4%
1,869	Fifth Street Finance Corp.	18,372

	MEDIA - 1.7%
800	Voyager Learning Co. *	3,680

Gratio Values Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares		Value

	MISCELLANEOUS MANUFACTURING - 1.4%
183	John Bean Technologies Corp.	$ 3,005

	OIL & GAS - 0.3%
150	Vaalco Energy, Inc.	639

	PHARMACEUTICALS - 2.7%
300	Pfizer, Inc.	5,109
185	Sucampo Pharmaceuticals, Inc. - Cl. A *	808
		5,917
	REITS - 5.3%
1,301	Winthrop Realty Trust	11,657
371	Winthrop Realty Trust * Rights Exp 11/19/2009	-
		11,657
	RETAIL - 7.0%
102	American Eagle Outfitters, Inc.	1,784
200	GameStop Corp. - Cl. A *	4,858
300	RadioShack Corp.	5,067
74	Target Corp.	3,584
		15,293
	SOFTWARE - 10.8%
736	DivX, Inc. *	3,540
500	Double-Take Software, Inc. *	4,635
541	Monotype Imaging Holdings, Inc. *	4,068
611	Versant Corp. *	11,267
		23,510
	TELECOMMUNICATIONS - 5.7%
800	BigBand Networks, Inc. *	2,960
400	EchoStar Corp. *	7,264
200	USA Mobility, Inc.	2,181
		12,405

	TOTAL COMMON STOCK ( Cost - $167,719)	178,354

	SHORT-TERM INVESTMENTS - 25.0%
18,167	Dreyfus Institutional Reserve Money Fund, 0.05% **	18,167
18,167	Dreyfus Treasury Prime Cash Management, 0.00% **	18,167
18,167	Milestone Treasury Obligations Portfolio, 0.00% **	18,167
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $54,501)	54,501

Gratio Values Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
		Value

	TOTAL INVESTMENTS - 106.9% ( Cost - $222,220)	$ 232,855
	OTHER LIABILITIES LESS ASSETS - (6.9) %	(14,998)
	NET ASSETS - 100.0%	$ 217,857

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2009.

Represents cost for financial reporting purposes. The cost for Federal income tax purposes was substantially the same.
At October 31, 2009 net unrealized appreciation for all securities was $10,635. This consists of aggregate gross unrealized appreciation of $16,556 and aggregate gross unrealized depreciation of $(5,921).

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	178,354	-	-	178,354
Short Term Investments	54,501	-	-	54,501
Total	232,855	-	-	232,855

The Fund did not hold any Level 3 securities during the period.
*Refer to the Portfolio of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/28/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/28/09